INCOME TAXES - Schedule Of Deferred Income Tax Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	$ (9,504)	$ (9,945)
Non-capital losses [Member] | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	685	657
Capital losses [Member] | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	108	171
Capital and non-capital losses [Member] | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	2,219	590
Capital and non-capital losses [Member] | International
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	645	861
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	$ (13,161)	$ (12,224)